UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08219

The Thurlow Funds, Inc.

(Exact name of registrant as specified in charter)

3212 Jefferson Street, #416

Napa, California 94558

(Address of principal executive offices)

(Zip code)

Thomas F. Thurlow

The Thurlow Funds, Inc.

3212 Jefferson Street, #416

Napa, California  94558

(Name and address of agent for service)

With Copy To:

Martina Hearn

Attorney at Law

555 Bryant St. #262

Palo Alto, California 94301

Registrant's telephone number, including area code: (888) 848-7569

Date of fiscal year end: June 30

Date of reporting period:  December 31, 2002

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

The Thurlow Growth Fund

December 31, 2002

Dear fellow shareholders,

Boring.  That’s right, boring.  Since the October 9 rally petered out in early December, the market has been, for the most part, pretty boring.  I never thought I would be writing this.  The stock market is always exciting, isn’t it?

The good news is that there are many exciting trends, lying just beneath the surface.  The most exciting of these is the developing inverted head and shoulders patterns in all three of the major indexes.

A step back here: chart analysis is a method of identifying recurring patterns in the stock market, in individual stocks and also in indexes.  It is possible to notice patterns in intra-day charts, but the import of these charts is not as great as longer-time charts, like daily or weekly charts.  Once a clear pattern is recognized, the chances favor the predicted outcome of the pattern, whether the outcome is bullish or bearish.

One bullish pattern is the inverted head and shoulders, where the stock or index hits a low point, then surpasses that low point, then unsuccessfully tries to take out the second low, and instead roughly matches the first low.  Quite literally, the chart pattern looks like the shoulders and pointed head of a person, except an “inverted” pattern shows the person upside-down.  When the stock or index price climbs back above the “neckline” in this pattern, which is a line that connects the left and right armpits, a bottom has been made.

For all three major market indexes, the Dow Jones Industrial Average (DJIA), the Standard & Poor’s 500 (the S&P 500), and the NASDAQ Composite, there are fairly clear inverted head and shoulders patterns in the making.  The low points, for all three indexes, were July 24, 2002, October 10, 2002, and February 13, 2003.

Remember that this pattern is not complete until the neckline is passed to the upside.  Right now here are the approximate necklines: for the DJIA, 9050, for the S&P 500, 950, and for the NASDAQ Composite, 1550.  Granted, all three indexes have some distance to gain to reach these levels, but once these levels are reached, the charts suggest that a long-term bottom is in place.  This is very bullish for the market overall.

Another bullish sign, which is more specific and smaller term: the bullish/bearish poll conducted by the American Association of Individual Investors (AAII).  This group of investors is very reliable in being wrong at key turning points in the market, the latest of which was October 9, 2002.  On that date the bears were polled by AAII at 56%, and the bulls registered a lowly 27%.  Within days of that lopsidedly bearish reading the market started the uptrend that became the right shoulder on the inverted head and shoulders mentioned above.

As of late February, the bears are again firmly in control in the current AAII poll, almost 60% to 22%.  Things haven’t looked this bad to those polled by the AAII in years.  This also probably explains the trading range quality of the market in the last couple weeks: everyone who wants to sell, the bears, have already sold out.

So, putting the pieces together, we have inverted head and shoulders patterns that are nearing completion, and an AAII poll that indicates an uptrend is weeks or days away.  If the market can begin a new uptrend and complete the bullish inverted head and shoulders pattern, we might have a very good bottom to the market, and an end to this three-plus year bear market.

Of course other factors could help usher in a new bull market, not the least of which is an end to the conflict in Iraq, and the passage of a bigger tax-cut than the 2001 tax cut.  In fact, enacting for this year the tax cuts that were scheduled to be phased in over the next several years will give a nice boost to the economy.  The last time such aggressive tax cuts were passed, 1981, the market began an eighteen-year expansion.

As for interest rates, the Federal Reserve has been very accommodating, setting the Federal Funds rate (upon which other interest rates are based) the lowest rate since the 1960’s.  And soon, we will have the European Central Bank finally joining in with lower interest rates for one of our largest trading partners.

See what I mean?  On the surface things look pretty boring.  But once you look deeper, things are very exciting.

Thomas F. Thurlow

/s/ Thomas F. Thurlow

Portfolio Manager

Thurlow Growth Fund

The Thurlow Growth Fund

	Schedule of Investments
	December 31, 2002 (unaudited)
Shares/Principal Amount		Market Value	% of Assets

Computer Services
300	eSpeed, Inc.	$ 5,082
500	WebMD Corp.	4,275
		9,357	0.60%

Semiconductors
400	Skyworks Solutions, Inc.	3,448	0.22%

	Total Common Stocks	12,805	0.83%

Short-term investments
1,490,087	Fountain Square Reserves, 1.37% dated 12/31/02 due 1/2/03, $1,490,732 due at maturity	1,490,087

32,301	Victory Gradison Government Reserves Fund	32,301
	Total Short Term Investments	1,522,388	98.19%

	Total Investments (Cost - $1,533,925)	$ 1,535,193	99.01%

	Other Assets Less Liabilities	$ 15,302	0.99%

	Net Assets - Equivalent to $3.31 per share based on 468,939 shares of capital stock outstanding	$ 1,550,495	100.00%

* Non-Income Producing Securities.

The accompanying notes are an integral part of the financial statements.

The Thurlow Growth Fund

Statement of Assets and Liabilities
December 31, 2002 (unaudited)

Assets:
Investment Securities at Market Value	$ 1,535,193
(Identified Cost $1,533,925)
Cash	3,320
Receivable for securities sold	14,620
Other Receivables	10
Total Assets	1,553,143
Liabilities
Payables:
Accrued Expenses	2,648
Total Liabilities	2,648
Net Assets	$ 1,550,495
Net Assets Consist of:
Capital Paid In	6,820,889
Undistributed Net Investment Loss	(7,621)
Accumulated Realized Gain (Loss) on Investments - Net	(5,264,041)
Unrealized Appreciation in Value of Investments-Net	1,268
Net Assets, for 468,939 Shares Outstanding	$ 1,550,495
Net Asset Value and Redemption Price
Per Share ($1,550,495/468,939 shares)	$ 3.31

The accompanying notes are an integral part of the financial statements.

The Thurlow Growth Fund

Statement of Operations
For the six months ending December 31, 2002 (unaudited)

Investment Income:
Dividends	$ 2,396
Interest	6,846
Total Investment Income	9,242
Expenses
Management Fees (Note 4)	16,130
Organizational expenses	733
Total Expenses	16,863

Net Investment Loss	$ (7,621)

Realized and Unrealized Loss on Investments:
Net Realized Loss on Investments	(219,521)
Net Unrealized Gain from Appreciation on Investments	13,053
Net Realized and Unrealized Loss on Investments	(206,468)

Net Decrease in Net Assets from Operations	(214,089)

The accompanying notes are an integral part of the financial statements.

The Thurlow Growth Fund

Statement of Changes in Net Assets (unaudited)
	7/1/2002	7/1/2001
	to	to
	12/31/2002	6/30/2002
From Operations:
Net Investment Income (Loss)	$ (7,621)	$ (24,538)
Net Realized Gain (Loss) on Investments	(219,521)	(532,429)
Net Unrealized Appreciation (Depreciation)	(13,053)	(316,690)
Increase (Decrease) from Net Assets resulting from Operations	(240,195)	(873,657)
From Capital Share Transactions:
Proceeds From Sale of Shares	13,025	2,132,779
Net Asset Value of Shares Issued on Reinvestment of Distributions	0.00	0.00
Value of Shares Redeemed	(140,971)	(2,560,335)
	(127,946)	(427,556)

Net Increase (Decrease) in Net Assets	(368,141)	(1,301,213)

Net Assets
Beginning of Year	1,918,636	3,219,849

End of Year	$1,550,495	$1,918,636

Share Transactions:
Issued	3,682	448,854
Redeemed	(39,790)	(537,308)
Net increase in shares	(36,108)	(88,454)
Shares outstanding beginning of year	505,047	593,501
Shares outstanding end of year	468,939	505,047

The accompanying notes are an integral part of the financial statements.

The Thurlow Growth Fund

Financial Highlights (unaudited)
Selected data for a share outstanding throughout the period:	7/1/2002 to 12/31/2002		7/1/2001 to 6/30/2002	7/1/2000 to 6/30/2001	7/1/1999 to 6/30/2000	7/1/1998 to 6/30/1999

Net Asset Value -
Beginning of Period	$3.80		$5.43	$22.86	$20.63	$9.09
Net Investment Income (Loss)	(0.02)		(0.05)	0.04	(0.29)	(0.17)
Net Realized and Unrealized Gains (Losses)	(0.47)		(1.58)	(10.93)	5.81	11.71
Total from Investment Operations	(0.49)		(1.63)	(10.89)	5.52	11.54
Distributions from Net Realized Gains (Losses)
Return of Capital	0.00		0.00	(4.12)	0.00	0.00
Distributions from Net Realized Gain from Security Transactions	0.00		0.00	(2.42)	(3.29)	0.00
Total Distributions	0.00		0.00	(6.54)	(3.29)	0.00

Net Asset Value End of Period	$3.31		$3.80	$5.43	$22.86	$20.63

Total Return	(12.89)%		(30.02)%	(55.66)%	55.61%	126.95%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	1,550		1,919	3,220	9,529	2,098
Ratio of Expenses to Average Net Assets	2.00%	(1)	2.13%	1.99%	1.95%	1.95%
Ratio of Net Investment Income to Average Net Assets	(0.91)%	(1)	(1.02)%	0.37%	(1.26)%	(1.24)%
Ratio of Net Expenses to Average Net Assets - without fee waiver	2.00%	(1)	2.13%	1.99%	4.40%	12.85%
Ratio of Net Investment Income to Average Net Assets - without fee waiver	(0.91)%	(1)	(1.02)%	0.37%	(3.66)%	(12.19)%
Portfolio Turnover Rate	93.71%		1907.35%	1342.00%	951.00%	1101.00%

(1) Annualized

The accompanying notes are an integral part of the financial statements.

The Thurlow Growth Fund

1.

ORGANIZATION

The Thurlow Funds, Inc. (the “Company”) was incorporated under the laws of Maryland on April 30, 1997, and is registered as a no-load, open-end, management investment company under the Investment Company Act of 1940.  The Company presently consists of one diversified investment portfolio, The Thurlow Growth Fund (the “Fund”).  The principal investment objective of the Fund is capital appreciation, with current income as a secondary objective. Due to unfavorable market conditions the Fund has taken a temporary defensive position in its investing over the past fiscal year and as of December 31, 2002.  Accordingly, the Fund has invested a large portion of its assets in money market instruments and conservative income producing stocks.   The Fund commenced investment operations on August 8, 1997.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein.  Actual results could differ from those estimates.

a)

Investment Valuation – Common stocks that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made.  Price information on listed securities is taken from the exchange where the security is primarily traded.  Common stocks which are listed on an exchange but which are not traded on the valuation date are valued at the current bid prices.  Unlisted equity securities for which market quotations are readily available and options are valued at the current bid prices.  Debt securities which will mature in more than 60 days will be valued at the latest bid prices furnished by an independent pricing service.  Short-term instruments with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.  Other assets and securities for which no quotations are readily available are valued at fair value as determined by management in accordance with procedures approved by the Board of Directors.

b)

Security Transactions and Investment Income- Securities transactions are recorded on the trade date.  Realized gains and losses are computed on an identified cost basis.  Interest income is recorded on the accrual basis, and includes the accretion of discounts and amortization of premiums.  Dividend income is recorded on the ex-dividend date.

c)

Federal Income Taxes – No provision for federal income taxes or excise taxes has been made since the Fund intends to comply with the provisions of the Internal Revenue Code available to regulated investment companies in the current and future years.

d)

Distributions to Shareholders- Distributions from net investment income for the Fund are declared and paid annually.  Distributions from net realized capital gains, if any, are paid at least annually.  To the extent that realized capital gains can be offset by capital loss carryforwards, it is the Fund’s policy not to distribute such gains.  Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gain distributions to shareholders are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.  Reclassifications have been made to the Funds’ components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

e)

Organization Expenses- Organization expenses for the Fund, in the amount of $26,399, are amortized to operations over a five-year period on a straight line basis.  In the event any of the initial shares of the Fund are redeemed by any holder during the five-year amortization period, redemption proceeds will be reduced by any unamortized  organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

1.

INVESTMENT TRANSACTIONS

The aggregate purchases and sales of investments excluding U.S. Government securities and short-term investments, by the Fund for the six months ending December 31, 2002, were $312,134 and $1,505,639 respectively. There were no purchases or sales of U.S. government obligations during the year.

At December 31, 2002, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

Appreciation	$1,268
Depreciation	0
Net appreciation on Investments	$1,268

At December 31, 2002, the cost of investments for federal income tax purposes was $1,533,925.

2.

INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Fund has entered into an Investment Advisory Agreement with Thurlow Capital Management, Inc. (“Adviser”).  Pursuant to its Investment Advisory Agreement with the Fund, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.90% as applied to the Fund’s daily net assets.

Mutual Shareholder Services serves as transfer agent and accounting services agent, Fifth Third Bank serves as custodian and Thurlow Capital Management serves as administrator.

If the aggregate annual operating expenses (excluding interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items, including organizational costs) exceed 1.90% of the Fund’s average daily net assets, the Adviser is obligated to reimburse the Fund for the amount of such excess.

3.

CAPITAL LOSS CARRYFORWARD

As of June 30, 2002, The Thurlow Growth Fund incurred a capital loss carryforward of $4,618,165. This capital loss carryforward may be used to offset future capital gains until the following expiration dates.

Total Capital Loss Carryforward	Expiration
6/30/09 6/30/10
$4,618,165	$1,528,949 $3,089,216

It is the policy of the Fund to reduce future distributions of realized gains to shareholders to the extent of the unexpired capital loss carryforward.

4.

DISTRIBUTIONS TO SHAREHOLDERS

As of June 30, 2002, the components of distributed earnings on a tax basis for the fund were as follows:

Undistributed (overdistributed) Ordinary Income	Unrealized Appreciation	Capital Loss Carryfowards and Other Losses
$0	$5,062	$<5,035,261>

The differences between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.  In addition, short term capital gains, if any, are considered ordinary income for income tax purposes.

Investment Adviser & Administrator

Thurlow Capital Management, Inc.

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Rd. Suite C

Brecksville, OH  44141

Custodian

Fifth Third Bank

Mutual Fund Services

38 Fountain Square Plaza

MD 1090E5

Cincinnati, OH  45263

Counsel

Foley and Lardner

777 East Wisconsin Avenue

Milwaukee, WI  53202-5367

Independent Auditors

KPMG LLP

99 High Street

Boston, MA 02110

Directors

Thomas F. Thurlow

Rajendra Prasad, MD

Tamara Thurlow Field

Christine Owens

Stephanie E. Rosendahl

Natasha L. McRee

Robert. C. McRee

This report is provided for the general information of the shareholders of The Thurlow Growth Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Item 2.  Code of Ethics.   Not applicable to Semi-Annual Reports for the period ended December 31, 2002.

Item 3.  Audit Committee Financial Expert. Not applicable to Semi-Annual Reports for the period ended December 31, 2002.

Items 4-8.  Reserved

Item 9.  Controls and Procedures.  Not applicable to Reports for the period ended December 31, 2002.

Item 10.  Exhibits.  Certifications required by Item 10(b) of Form N-CSR are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Thurlow Funds, Inc.

By /s/Thomas F. Thurlow

     Thomas F. Thurlow

     President and CEO

Date March 7, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Thomas F. Thurlow

     Thomas F. Thurlow

     President, CEO and Treasurer

Date March 7, 2003

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